Derivative Liabilities - Schedule of Value of Derivative Liability (Details) - Derivative Warrant [Member] - $ / shares	6 Months Ended
	Jun. 30, 2025	Jun. 30, 2024
Schedule of Value of Derivative Liability [Line Items]
Dividend yield (%)
Risk-free interest rate (%)	4.35%
Bottom of range [member]
Schedule of Value of Derivative Liability [Line Items]
Share price (in Dollars per share)	$ 8.83	$ 5.82
Expected volatility (%)	94.00%	133.00%
Risk-free interest rate (%)		5.13%
Top of range [member]
Schedule of Value of Derivative Liability [Line Items]
Share price (in Dollars per share)	$ 14.3	$ 10.26
Expected volatility (%)	133.00%	136.00%
Risk-free interest rate (%)		5.19%